Redeemable Non-controlling Interest	12 Months Ended
Dec. 31, 2017
Redeemable Non-controlling Interest
Redeemable Non-controlling Interest

14.Redeemable Non-controlling Interest

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance as of January 1	—	—
Capital contribution	—	5,000	5,082
Loss	—	(82)	(298)
Accretion of redeemable non-controlling interest	—	164	798

Balance as of December 31	—	5,082	5,582

In October of 2016, a third party investor acquired 15% of the equity interest of the Company’s wholly owned PRC subsidiary at a consideration of RMB5,000. The newly issued shares could be redeemed by the non-controlling shareholder from the redemption start date (i.e. three years from the closing of the financing), the redemption value is equal to RMB5,000 plus 10% of interest and 15% of the net profit attributable to the PRC subsidiary if any for the period beginning October of 2016 to the date of redemption. The redeemable non-controlling interest was recorded outside of permanent equity on the consolidated balance sheet and initially recorded at the carrying value of RMB5,000. The redeemable non-controlling interest is carried at the higher of (1) the initial carrying amount, increased or decreased for the redeemable non-controlling interest’s share of net income or loss or (2) the expected redemption value.